Disclosure of detailed information about decommissioning liability, assumptions used (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
San Dimas [Member]
Statement [Line Items]
Expected years	16 years	17 years
Discount rate	7.39%	7.75%
Inflation rate	3.50%	3.40%
Black Fox Complex [Member]
Statement [Line Items]
Expected years		5 years
Discount rate		2.34%
Inflation rate		2.00%